Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net Loss per Common Share - Basic and Diluted	$ (0.23)	$ (0.26)	$ (1.04)	$ (0.7)
Loss from continuing Operations available to Common stockholders (numerator)	$ (1,170,876)	$ (979,645)	$ (4,577,516)	$ (2,196,834)
Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	4,997,534	3,835,875	4,403,479	3,125,022